UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09013
Eaton Vance Senior Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	June 30
Date of Reporting Period:	September 30, 2007

Item 1. Schedule of Investments

Eaton Vance Senior Income Trust                                                                                            as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 159.0% (1)

	Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 2.7%
		Colt Defense, LLC
	$498,750	Term Loan, 8.38%, Maturing July 9, 2014	$495,633
		DAE Aviation Holdings, Inc.
	258,333	Term Loan, Maturing July 31, 2009 (2)	258,656
	516,667	Term Loan, Maturing July 31, 2014 (2)	517,312
		Evergreen International Aviation
	999,765	Term Loan, 8.63%, Maturing October 31, 2011	974,771
		Hawker Beechcraft Acquisition
	91,667	Term Loan, 5.26%, Maturing March 26, 2014	89,451
	1,077,917	Term Loan, 7.19%, Maturing March 26, 2014	1,051,867
		Hexcel Corp.
	276,396	Term Loan, 7.19%, Maturing March 1, 2012	269,486
		IAP Worldwide Services, Inc.
	515,813	Term Loan, 11.50%, Maturing December 30, 2012	448,241
		Spirit AeroSystems, Inc.
	627,671	Term Loan, 7.11%, Maturing December 31, 2011	624,533
		TransDigm, Inc.
	1,375,000	Term Loan, 7.20%, Maturing June 23, 2013	1,351,511
		Vought Aircraft Industries, Inc.
	1,105,624	Term Loan, 7.63%, Maturing December 17, 2011	1,089,039
		Wesco Aircraft Hardware Corp.
	972,500	Term Loan, 7.45%, Maturing September 29, 2013	957,912
			$8,128,412
Air Transport — 1.2%
		Airport Development and Investment, Ltd.
GBP	1,000,000	Term Loan, 10.03%, Maturing April 7, 2011	$1,978,141
		Delta Air Lines, Inc.
	650,000	Term Loan, 8.61%, Maturing April 30, 2014	631,584
		Northwest Airlines, Inc.
	1,138,500	DIP Loan, 7.15%, Maturing August 21, 2008	1,086,414
			$3,696,139
Automotive — 5.7%
		Accuride Corp.
	$862,448	Term Loan, 7.87%, Maturing January 31, 2012	$845,199
		Adesa, Inc.
	2,219,438	Term Loan, 7.45%, Maturing October 18, 2013	2,142,947
		Affina Group, Inc.
	284,032	Term Loan, 8.36%, Maturing November 30, 2011	279,417
		Allison Transmission, Inc.
	1,600,000	Term Loan, 8.54%, Maturing September 30, 2014	1,556,000

		AxleTech International Holding, Inc.
$925,000		Term Loan, 11.86%, Maturing April 21, 2013	$906,500
		CSA Acquisition Corp.
179,445		Term Loan, 7.75%, Maturing December 23, 2011	176,025
448,511		Term Loan, 7.75%, Maturing December 23, 2011	439,962
		Dana Corp.
1,275,000		Term Loan, 7.98%, Maturing March 30, 2008	1,269,687
		Dayco Products, LLC
1,059,851		Term Loan, 7.79%, Maturing June 21, 2011	1,031,588
		Federal-Mogul Corp.
1,500,000		Term Loan, 7.59%, Maturing December 31, 2007	1,450,125
		Ford Motor Co.
942,875		Term Loan, 8.70%, Maturing December 15, 2013	916,684
		General Motors Corp.
1,269,872		Term Loan, 7.74%, Maturing November 29, 2013	1,235,348
		Goodyear Tire & Rubber Co.
1,300,000		Term Loan, 6.85%, Maturing April 30, 2010	1,262,625
		HLI Operating Co., Inc.
EUR	378,182	Term Loan, 6.87%, Maturing May 30, 2014	514,973
EUR	21,818	Term Loan, 7.21%, Maturing May 30, 2014	30,253
		Keystone Automotive Operations, Inc.
471,438		Term Loan, 8.88%, Maturing January 12, 2012	436,669
		The Hertz Corp.
216,667		Term Loan, 5.24%, Maturing December 21, 2012	213,708
1,207,274		Term Loan, 7.56%, Maturing December 21, 2012	1,190,790
		TriMas Corp.
126,563		Term Loan, 8.05%, Maturing August 2, 2011	123,398
542,953		Term Loan, 7.61%, Maturing August 2, 2013	529,379
		United Components, Inc.
698,864		Term Loan, 7.38%, Maturing June 30, 2010	683,139
			$17,234,416
Beverage and Tobacco — 1.0%
		Constellation Brands, Inc.
$720,000		Term Loan, 7.16%, Maturing June 5, 2013	$712,221
		Culligan International Co.
EUR	500,000	Term Loan, 9.35%, Maturing May 31, 2013	639,967
498,750		Term Loan, 7.42%, Maturing November 24, 2014	470,695
		Southern Wine & Spirits of America, Inc.
1,086,181		Term Loan, 6.70%, Maturing May 31, 2012	1,078,375
			$2,901,258
Brokers, Dealers and Investment Houses — 0.3%
		AmeriTrade Holding Corp.
$1,025,427		Term Loan, 6.63%, Maturing December 31, 2012	$1,013,891
			$1,013,891

Building and Development — 6.2%
	AIMCO Properties, L.P.
$2,050,000	Term Loan, 6.86%, Maturing March 23, 2011	$2,005,156
	Beacon Sales Acquisition, Inc.
372,188	Term Loan, 7.39%, Maturing September 30, 2013	357,300
	Building Materials Corp. of America
744,389	Term Loan, 8.13%, Maturing February 22, 2014	687,629
	Capital Automotive REIT
674,441	Term Loan, 7.42%, Maturing December 16, 2010	665,251
	Epco / Fantome, LLC
792,000	Term Loan, 7.98%, Maturing November 23, 2010	793,980
	Hovstone Holdings, LLC
521,828	Term Loan, 6.84%, Maturing February 28, 2009	474,863
	LNR Property Corp.
1,500,000	Term Loan, 8.11%, Maturing July 3, 2011	1,456,249
	Metroflag BP, LLC
300,000	Term Loan, 14.80%, Maturing July 1, 2008	300,750
	Mueller Water Products, Inc.
706,272	Term Loan, 7.06%, Maturing May 24, 2014	695,237
	Nortek, Inc.
921,500	Term Loan, 7.61%, Maturing August 27, 2011	889,248
	November 2005 Land Investors
198,324	Term Loan, 7.88%, Maturing May 9, 2011	178,491
	Panolam Industries Holdings, Inc.
718,289	Term Loan, 7.95%, Maturing September 30, 2012	689,557
	PLY GEM Industries, Inc.
983,139	Term Loan, 7.95%, Maturing August 15, 2011	926,916
36,735	Term Loan, 7.95%, Maturing August 15, 2011	34,634
	Realogy Corp.
477,273	Term Loan, 5.28%, Maturing September 1, 2014	448,159
1,768,295	Term Loan, 8.36%, Maturing September 1, 2014	1,660,429
	South Edge, LLC
162,168	Term Loan, 6.94%, Maturing October 31, 2007	151,627
421,875	Term Loan, 7.19%, Maturing October 31, 2009	383,906
	Stile Acquisition Corp.
563,706	Term Loan, 7.36%, Maturing April 6, 2013	532,233
	Stile U.S. Acquisition Corp.
564,669	Term Loan, 7.36%, Maturing April 6, 2013	533,142
	Tousa/Kolter, LLC
695,600	Term Loan, 8.51%, Maturing January 7, 2008	686,035
	TRU 2005 RE Holding Co.
2,200,000	Term Loan, 8.67%, Maturing December 9, 2008	2,184,646
	United Subcontractors, Inc.
450,000	Term Loan, 12.61%, Maturing June 27, 2013	430,875

		Wintergames Acquisition ULC
$1,537,812		Term Loan, 7.18%, Maturing April 24, 2008	$1,522,434
			$18,688,747
Business Equipment and Services — 10.4%
		ACCO Brands Corp.
$276,500		Term Loan, 7.23%, Maturing August 17, 2012	$272,122
		Activant Solutions, Inc.
	372,359	Term Loan, 7.38%, Maturing May 1, 2013	356,534
		Acxiom Corp.
	725,333	Term Loan, 7.50%, Maturing September 15, 2012	714,453
		Affiliated Computer Services
	442,125	Term Loan, 7.13%, Maturing March 20, 2013	436,292
	1,160,313	Term Loan, 7.69%, Maturing March 20, 2013	1,145,003
		Affinion Group, Inc.
	1,438,703	Term Loan, 7.99%, Maturing October 17, 2012	1,411,128
		Allied Security Holdings, LLC
	674,545	Term Loan, 8.20%, Maturing June 30, 2010	671,173
		DynCorp International, LLC
	574,651	Term Loan, 7.25%, Maturing February 11, 2011	562,080
		Education Management, LLC
	2,084,595	Term Loan, 7.13%, Maturing June 1, 2013	2,019,741
		Info USA, Inc.
	319,337	Term Loan, 7.20%, Maturing February 14, 2012	312,152
		ista International GmbH
EUR	563,126	Term Loan, 6.34%, Maturing May 14, 2015	739,730
EUR	111,874	Term Loan, 6.34%, Maturing May 14, 2015	146,959
		Kronos, Inc.
	598,500	Term Loan, 7.45%, Maturing June 11, 2014	572,316
		Language Line, Inc.
	423,101	Term Loan, 8.42%, Maturing June 11, 2011	413,052
		Mitchell International, Inc.
	500,000	Term Loan, 10.50%, Maturing March 28, 2015	470,000
		N.E.W. Holdings I, LLC
	540,075	Term Loan, 7.95%, Maturing May 22, 2014	507,333
		Protection One, Inc.
	1,227,639	Term Loan, 7.79%, Maturing March 31, 2012	1,203,086
		Quantum Corp.
	237,500	Term Loan, 8.70%, Maturing July 12, 2014	233,937
		Quintiles Transnational Corp.
	900,000	Term Loan, 9.20%, Maturing March 31, 2014	888,750
		Sabre, Inc.
	2,642,040	Term Loan, 7.36%, Maturing September 30, 2014	2,517,533
		Serena Software, Inc.
	780,313	Term Loan, 7.34%, Maturing March 10, 2013	751,051

		Sitel (Client Logic)
EUR	973,203	Term Loan, 6.91%, Maturing January 29, 2014	$1,287,158
535,403		Term Loan, 7.78%, Maturing January 29, 2014	505,956
		Solera Holdings, LLC
EUR	447,750	Term Loan, 6.75%, Maturing May 15, 2014	608,113
		SunGard Data Systems, Inc.
6,875,228		Term Loan, 7.36%, Maturing February 11, 2013	6,770,312
		TDS Investor Corp.
EUR	527,114	Term Loan, 6.98%, Maturing August 23, 2013	728,551
722,578		Term Loan, 7.45%, Maturing August 23, 2013	706,470
144,986		Term Loan, 7.45%, Maturing August 23, 2013	141,754
		Transaction Network Services, Inc.
362,099		Term Loan, 7.48%, Maturing May 4, 2012	356,667
		Valassis Communications, Inc.
273,076		Term Loan, 6.95%, Maturing March 2, 2014	254,985
		VWR International, Inc.
875,000		Term Loan, 7.70%, Maturing June 28, 2013	833,437
		WAM Acquisition, S.A.
EUR	153,716	Term Loan, 6.57%, Maturing May 4, 2014	209,932
EUR	96,284	Term Loan, 6.57%, Maturing May 4, 2014	131,524
EUR	153,716	Term Loan, 6.82%, Maturing May 4, 2015	210,888
EUR	96,284	Term Loan, 6.82%, Maturing May 4, 2015	132,072
		West Corp.
1,806,784		Term Loan, 7.61%, Maturing October 24, 2013	1,776,295
		Williams Scotsman, Inc.
500,000		Term Loan, 6.64%, Maturing June 27, 2010	496,250
			$31,494,789
Cable and Satellite Television — 10.4%
		Atlantic Broadband Finance, LLC
$1,749,190		Term Loan, 7.45%, Maturing February 10, 2011	$1,721,203
		Bragg Communications, Inc.
1,200,000		Term Loan, 8.06%, Maturing August 31, 2014	1,201,500
		Bresnan Broadband Holdings, LLC
1,500,000		Term Loan, 7.36%, Maturing March 29, 2014	1,463,571
650,000		Term Loan, 9.95%, Maturing March 29, 2014	632,666
		Cequel Communications, LLC
875,000		Term Loan, 9.86%, Maturing May 5, 2014	855,312
1,782,795		Term Loan, 11.36%, Maturing May 5, 2014	1,746,248
		Charter Communications Operating, Inc.
6,109,362		Term Loan, 7.36%, Maturing April 28, 2013	5,912,989
		CSC Holdings, Inc.
1,580,000		Term Loan, 7.57%, Maturing March 29, 2013	1,560,842
		CW Media Holdings, Inc.
325,000		Term Loan, Maturing February 15, 2015 (2)	323,375
		Insight Midwest Holdings, LLC
2,875,000		Term Loan, 7.11%, Maturing April 6, 2014	2,824,688

		Mediacom Broadband Group
$828,925		Term Loan, 6.88%, Maturing January 31, 2015	$801,689
		Mediacom Illinois, LLC
1,960,188		Term Loan, 6.88%, Maturing January 31, 2015	1,892,281
		NTL Investment Holdings, Ltd.
GBP	331,461	Term Loan, 8.29%, Maturing March 30, 2012	648,582
GBP	168,539	Term Loan, 8.29%, Maturing March 30, 2012	329,787
		Orion Cable GmbH
EUR	450,000	Term Loan, 7.03%, Maturing October 31, 2014	625,035
EUR	450,000	Term Loan, 7.98%, Maturing October 31, 2015	628,848
		ProSiebenSat.1 Media AG
EUR	843,401	Term Loan, 7.08%, Maturing March 2, 2015 (2)	1,097,919
EUR	11,076	Term Loan, 6.55%, Maturing June 26, 2015	14,961
EUR	272,924	Term Loan, 6.55%, Maturing June 26, 2015	368,642
EUR	843,401	Term Loan, 7.33%, Maturing March 2, 2016 (2)	1,104,613
EUR	242,531	Term Loan, 8.45%, Maturing September 2, 2016	315,885
EUR	200,303	Term Loan, 7.78%, Maturing March 2, 2017 (4)	272,992
		UPC Broadband Holding B.V.
EUR	2,175,000	Term Loan, 6.30%, Maturing June 30, 2009	2,953,553
1,050,000		Term Loan, 7.13%, Maturing October 16, 2011	1,007,672
		Ypso Holding SA
EUR	1,000,000	Term Loan, 7.18%, Maturing July 28, 2015	1,368,067
			$31,672,920
Chemicals and Plastics — 10.9%
		Brenntag Holding GmbH and Co. KG
$196,364		Term Loan, 7.39%, Maturing December 23, 2013	$189,573
803,636		Term Loan, 7.39%, Maturing December 23, 2013	775,844
600,000		Term Loan, 9.39%, Maturing December 23, 2015	576,000
		Celanese Holdings, LLC
2,269,313		Term Loan, 7.11%, Maturing April 2, 2014	2,228,358
		Cognis GmbH
EUR	401,639	Term Loan, 6.73%, Maturing September 15, 2013	533,493
EUR	98,361	Term Loan, 6.73%, Maturing September 15, 2013	130,651
		Foamex L.P.
1,411,765		Term Loan, 7.68%, Maturing February 12, 2013	1,328,235
		Georgia Gulf Corp.
495,875		Term Loan, 8.30%, Maturing October 3, 2013	485,441
		Hercules, Inc.
333,750		Term Loan, 7.25%, Maturing October 8, 2010	328,049
		Hexion Specialty Chemicals, Inc.
500,000		Term Loan, 7.63%, Maturing May 5, 2012	493,945
520,324		Term Loan, 7.50%, Maturing May 5, 2013	514,023
2,401,347		Term Loan, 7.63%, Maturing May 5, 2013	2,372,269
		Huish Detergents, Inc.
498,750		Term Loan, 7.20%, Maturing April 26, 2014	472,566

		INEOS Group
$1,361,250		Term Loan, 7.36%, Maturing December 14, 2013	$1,346,787
	1,361,250	Term Loan, 7.86%, Maturing December 14, 2014	1,346,787
		Innophos, Inc.
	307,159	Term Loan, 7.38%, Maturing August 10, 2010	304,087
		Invista B.V.
	1,400,081	Term Loan, 6.70%, Maturing April 29, 2011	1,376,746
	742,142	Term Loan, 6.70%, Maturing April 29, 2011	729,772
		ISP Chemco, Inc.
	1,396,500	Term Loan, 7.27%, Maturing June 4, 2014	1,353,296
		Kleopatra
EUR	300,000	Term Loan, 6.70%, Maturing January 3, 2016	396,780
	450,000	Term Loan, 7.85%, Maturing January 3, 2016	425,250
		Kranton Polymers, LLC
	1,287,114	Term Loan, 7.38%, Maturing May 12, 2013	1,261,371
		Lucite International Group Holdings
	329,041	Term Loan, 7.45%, Maturing July 7, 2013	324,928
	116,502	Term Loan, 7.45%, Maturing July 7, 2013	115,046
		Lyondell Chemical Co.
	2,079,000	Term Loan, 6.63%, Maturing August 16, 2013	2,070,229
		MacDermid, Inc.
EUR	497,500	Term Loan, 6.98%, Maturing April 12, 2014	672,144
		Millenium Inorganic Chemicals
	200,000	Term Loan, 7.45%, Maturing April 30, 2014	192,750
	500,000	Term Loan, 10.95%, Maturing October 31, 2014	477,500
		Momentive Performance Material
	1,141,375	Term Loan, 7.81%, Maturing December 4, 2013	1,117,834
		Mosaic Co.
	252,650	Term Loan, 6.94%, Maturing December 21, 2012	251,834
		Nalco Co.
	2,731,885	Term Loan, 7.27%, Maturing November 4, 2010	2,715,379
		Professional Paint, Inc.
	395,000	Term Loan, 8.05%, Maturing May 31, 2012	372,287
		Propex Fabrics, Inc.
	425,334	Term Loan, 8.58%, Maturing July 31, 2012	361,534
		Rockwood Specialties Group, Inc.
	2,276,625	Term Loan, 6.86%, Maturing December 10, 2012	2,220,816
		Solo Cup Co.
	1,269,881	Term Loan, 8.94%, Maturing February 27, 2011	1,261,491
		Solutia, Inc.
	1,039,652	DIP Loan, 8.36%, Maturing March 31, 2008	1,036,728
		Wellman, Inc.
	900,000	Term Loan, 9.36%, Maturing February 10, 2009	880,425
			$33,040,248

Clothing/Textiles — 0.9%
		Hanesbrands, Inc.
$872,500		Term Loan, 7.09%, Maturing September 5, 2013	$862,139
	450,000	Term Loan, 9.11%, Maturing March 5, 2014	452,625
		St. John Knits International, Inc.
	671,544	Term Loan, 8.20%, Maturing March 23, 2012	661,471
		The William Carter Co.
	737,096	Term Loan, 6.80%, Maturing July 14, 2012	726,193
			$2,702,428
Conglomerates — 4.4%
		Amsted Industries, Inc.
$928,857		Term Loan, 7.38%, Maturing October 15, 2010	$916,085
		Blount, Inc.
	341,288	Term Loan, 7.26%, Maturing August 9, 2010	334,889
		Brickman Group Holdings, Inc.
	796,000	Term Loan, 7.14%, Maturing January 23, 2014	774,110
		Doncasters (Dunde HoldCo 4 Ltd.)
	227,244	Term Loan, 7.57%, Maturing July 13, 2015	220,426
	227,244	Term Loan, 8.07%, Maturing July 13, 2015	220,426
EUR	417,379	Term Loan, 8.86%, Maturing January 13, 2016	575,769
		GenTek, Inc.
	269,623	Term Loan, 7.47%, Maturing February 25, 2011	263,725
		Goodman Global Holdings, Inc.
	472,002	Term Loan, 7.19%, Maturing December 23, 2011	460,202
		ISS Holdings A/S
EUR	877,193	Term Loan, 6.73%, Maturing December 31, 2013	1,215,045
EUR	122,807	Term Loan, 6.73%, Maturing December 31, 2013	170,106
		Jarden Corp.
	1,169,011	Term Loan, 6.95%, Maturing January 24, 2012	1,138,872
	823,344	Term Loan, 6.95%, Maturing January 24, 2012	802,117
		Johnson Diversey, Inc.
	872,450	Term Loan, 7.36%, Maturing December 16, 2011	857,909
		Polymer Group, Inc.
	1,375,500	Term Loan, 7.42%, Maturing November 22, 2012	1,361,745
		RBS Global, Inc.
	740,625	Term Loan, 7.64%, Maturing July 19, 2013	728,127
		Rexnord Corp.
	677,459	Term Loan, 7.86%, Maturing July 19, 2013	666,027
		RGIS Holdings, LLC
	85,500	Term Loan, 7.63%, Maturing April 30, 2014	81,546
	1,710,000	Term Loan, 7.63%, Maturing April 30, 2014	1,630,913
		Terex Corp.
	395,000	Term Loan, 6.95%, Maturing July 13, 2013	393,025

	Vertrue, Inc.
$475,000	Term Loan, Maturing August 16, 2014 (2)	$451,250
		$13,262,314
Containers and Glass Products — 4.7%
	Berry Plastics Corp.
$995,000	Term Loan, 7.36%, Maturing April 3, 2015	$972,613
	Bluegrass Container Co.
685,800	Term Loan, 7.58%, Maturing June 30, 2013	682,800
205,200	Term Loan, 7.62%, Maturing June 30, 2013	204,302
157,576	Term Loan, 10.67%, Maturing December 30, 2013	158,561
492,424	Term Loan, 10.67%, Maturing December 30, 2013	495,502
	Consolidated Container Co.
500,000	Term Loan, 10.85%, Maturing September 28, 2014	450,000
	Crown Americas, Inc.
346,500	Term Loan, 7.31%, Maturing November 15, 2012	336,971
	Graham Packaging Holdings Co.
2,263,625	Term Loan, 7.71%, Maturing October 7, 2011	2,234,859
	Graphic Packaging International, Inc.
3,059,625	Term Loan, 7.44%, Maturing May 16, 2014	3,045,419
	IPG (US), Inc.
246,790	Term Loan, 9.75%, Maturing July 28, 2011	243,088
	JSG Acquisitions
990,000	Term Loan, 7.24%, Maturing December 31, 2013	951,019
990,000	Term Loan, 7.49%, Maturing December 13, 2014	955,969
	Kranson Industries, Inc.
446,835	Term Loan, 7.45%, Maturing July 31, 2013	440,132
	Owens-Brockway Glass Container
855,313	Term Loan, 7.30%, Maturing June 14, 2013	838,741
	Smurfit-Stone Container Corp.
377,453	Term Loan, 5.22%, Maturing November 1, 2011	373,973
561,940	Term Loan, 7.44%, Maturing November 1, 2011	556,760
832,521	Term Loan, 7.64%, Maturing November 1, 2011	824,846
347,915	Term Loan, 7.69%, Maturing November 1, 2011	344,708
		$14,110,263
Cosmetics/Toiletries — 0.5%
	American Safety Razor Co.
$400,000	Term Loan, 11.69%, Maturing July 31, 2014	$396,500
	KIK Custom Products, Inc.
525,000	Term Loan, 10.20%, Maturing November 30, 2014	443,625
	Prestige Brands, Inc.
788,736	Term Loan, 7.74%, Maturing April 7, 2011	775,919
		$1,616,044

Drugs — 1.6%
		Graceway Pharmaceuticals, LLC
	$491,667	Term Loan, 7.95%, Maturing May 3, 2012	$458,326
	500,000	Term Loan, 11.70%, Maturing May 3, 2013	450,000
	150,000	Term Loan, 13.45%, Maturing November 3, 2013	127,500
		Pharmaceutical Holdings Corp.
	341,250	Term Loan, 8.38%, Maturing January 30, 2012	331,013
		Stiefel Laboratories, Inc.
	645,205	Term Loan, 7.61%, Maturing December 28, 2013	633,914
	843,545	Term Loan, 7.61%, Maturing December 28, 2013	828,783
		Warner Chilcott Corp.
	468,418	Term Loan, 7.20%, Maturing January 18, 2012	458,113
	1,565,126	Term Loan, 7.24%, Maturing January 18, 2012	1,530,693
			$4,818,342
Ecological Services and Equipment — 1.4%
		Allied Waste Industries, Inc.
	$838,113	Term Loan, 5.32%, Maturing January 15, 2012	$828,724
	1,542,149	Term Loan, 6.76%, Maturing January 15, 2012	1,524,874
		Blue Waste B.V. (AVR Acquisition)
EUR	500,000	Term Loan, 6.98%, Maturing April 1, 2015	694,187
		EnergySolutions, LLC
	7,948	Term Loan, 7.66%, Maturing June 7, 2013	7,848
		IESI Corp.
	441,176	Term Loan, 7.17%, Maturing January 20, 2012	429,044
		Sensus Metering Systems, Inc.
	44,125	Term Loan, 7.36%, Maturing December 17, 2010	43,463
	679,148	Term Loan, 7.38%, Maturing December 17, 2010	668,961
			$4,197,101
Electronics/Electrical — 5.0%
		AMI Semiconductor, Inc.
	$832,617	Term Loan, 7.63%, Maturing April 1, 2012	$807,638
		Aspect Software, Inc.
	1,089,000	Term Loan, 8.25%, Maturing July 11, 2011	1,039,995
	950,000	Term Loan, 12.44%, Maturing July 11, 2013	907,250
		EnerSys Capital, Inc.
	967,687	Term Loan, 7.13%, Maturing March 17, 2011	950,753
		FCI International S.A.S.
	114,637	Term Loan, 7.76%, Maturing November 1, 2013	109,621
	110,363	Term Loan, 7.76%, Maturing November 1, 2013	105,535
	110,363	Term Loan, 7.76%, Maturing November 1, 2013	106,190
	114,637	Term Loan, 7.76%, Maturing November 1, 2013	110,302
		Freescale Semiconductor, Inc.
	2,307,563	Term Loan, 7.33%, Maturing December 1, 2013	2,210,933

	Infor Enterprise Solutions Holdings
$1,414,993	Term Loan, 8.95%, Maturing July 28, 2012	$1,370,774
738,257	Term Loan, 8.95%, Maturing July 28, 2012	715,187
250,000	Term Loan, 10.70%, Maturing March 2, 2014	239,375
91,667	Term Loan, 11.45%, Maturing March 2, 2014	87,771
158,333	Term Loan, 11.45%, Maturing March 2, 2014	151,604
	Network Solutions, LLC
412,969	Term Loan, 7.68%, Maturing March 7, 2014	394,386
	Open Solutions, Inc.
1,194,211	Term Loan, 7.49%, Maturing January 23, 2014	1,141,217
	Spectrum Brands, Inc.
32,388	Term Loan, 5.52%, Maturing March 30, 2013	31,842
653,579	Term Loan, 9.43%, Maturing March 30, 2013	642,550
	Sensata Technologies Finance Co.
1,412,150	Term Loan, 7.11%, Maturing April 27, 2013	1,361,968
	SS&C Technologies, Inc.
873,272	Term Loan, 7.20%, Maturing November 23, 2012	851,440
	TTM Technologies, Inc.
204,375	Term Loan, 7.50%, Maturing October 27, 2012	201,309
	VeriFone, Inc.
389,813	Term Loan, 7.11%, Maturing October 31, 2013	384,940
	Vertafore, Inc.
995,006	Term Loan, 8.01%, Maturing January 31, 2012	967,644
450,000	Term Loan, 11.51%, Maturing January 31, 2013	429,750
		$15,319,974
Equipment Leasing — 0.7%
	AWAS Capital, Inc.
$1,146,306	Term Loan, 11.25%, Maturing March 22, 2013	$1,129,112
	Maxim Crane Works, L.P.
475,000	Term Loan, 7.36%, Maturing June 29, 2014	451,250
	United Rentals, Inc.
166,667	Term Loan, 5.32%, Maturing February 14, 2011	166,068
364,281	Term Loan, 7.72%, Maturing February 14, 2011	362,971
		$2,109,401
Farming/Agriculture — 0.3%
	Central Garden & Pet Co.
$1,108,125	Term Loan, 7.21%, Maturing February 28, 2014	$1,052,719
		$1,052,719
Financial Intermediaries — 2.1%
	Citco III, Ltd.
$1,050,000	Term Loan, 7.63%, Maturing June 30, 2014	$1,008,000
	Coinstar, Inc.
278,270	Term Loan, 7.36%, Maturing July 7, 2011	275,487
	Grosvenor Capital Management
1,291,166	Term Loan, 7.63%, Maturing December 5, 2013	1,258,887

		INVESTools, Inc.
$300,000		Term Loan, 8.45%, Maturing August 13, 2012	$294,000
		iPayment, Inc.
488,131		Term Loan, 7.36%, Maturing May 10, 2013	463,725
		Jupiter Asset Management Group
GBP	235,294	Term Loan, 8.74%, Maturing June 30, 2015	444,022
		LPL Holdings, Inc.
1,920,884		Term Loan, 7.20%, Maturing December 18, 2014	1,868,060
		Oxford Acquisition III, Ltd.
500,000		Term Loan, 7.11%, Maturing May 24, 2014	466,250
		RJO Holdings Corp. (RJ O’Brien)
250,000		Term Loan, 8.13%, Maturing July 31, 2014	227,500
			$6,305,931
Food Products — 5.2%
		Acosta, Inc.
$1,629,778		Term Loan, 7.38%, Maturing July 28, 2013	$1,595,145
		Advantage Sales & Marketing, Inc.
442,610		Term Loan, 7.17%, Maturing March 29, 2013	423,246
249,946		Term Loan, 7.17%, Maturing March 29, 2013	239,011
		Black Lion Beverages III B.V.
EUR	147,059	Term Loan, 6.31%, Maturing December 31, 2013	201,411
EUR	852,941	Term Loan, 6.31%, Maturing December 31, 2014	1,168,186
		Chiquita Brands, LLC
322,208		Term Loan, 8.19%, Maturing June 28, 2012	314,053
		Dean Foods Co.
1,840,750		Term Loan, 6.70%, Maturing April 2, 2014	1,799,333
		Dole Food Company, Inc.
88,372		Term Loan, 5.23%, Maturing April 12, 2013	85,735
652,849		Term Loan, 7.51%, Maturing April 12, 2013	633,365
195,855		Term Loan, 7.64%, Maturing April 12, 2013	190,010
		Foodvest Limited
EUR	483,210	Term Loan, 6.59%, Maturing March 16, 2014	663,269
EUR	251,739	Term Loan, 7.09%, Maturing March 16, 2015	347,078
		Michael Foods, Inc.
1,071,938		Term Loan, 7.36%, Maturing November 21, 2010	1,042,459
		National Dairy Holdings, L.P.
143,909		Term Loan, 7.13%, Maturing March 15, 2012	139,232
		Pinnacle Foods Finance, LLC
2,019,938		Term Loan, 7.95%, Maturing April 2, 2014	1,952,607
		Provimi Group SA
EUR	500,000	Term Loan, Maturing June 28, 2015 (2)	691,520
EUR	37,419	Term Loan, 6.51%, Maturing June 28, 2015 (4)	52,506
EUR	300,260	Term Loan, 6.60%, Maturing June 28, 2015 (4)	415,272
EUR	174,227	Term Loan, 6.60%, Maturing June 28, 2015 (4)	240,964
EUR	151,474	Term Loan, 6.60%, Maturing June 28, 2015	209,494
EUR	206,476	Term Loan, 6.60%, Maturing June 28, 2015	285,564

$87,139	Term Loan, 7.61%, Maturing June 28, 2015	$84,743
70,809	Term Loan, 7.61%, Maturing June 28, 2015	68,862
225,701	Term Loan, 5.07%, Maturing December 28, 2016 (4)	222,691
EUR	557,956	Term Loan, 6.51%, Maturing December 28, 2016 (4)	782,918
QCE Finance, LLC
496,231	Term Loan, 7.57%, Maturing May 5, 2013	482,972
500,000	Term Loan, 10.95%, Maturing November 5, 2013	485,000
Reddy Ice Group, Inc.
1,055,000	Term Loan, 7.11%, Maturing August 9, 2012	1,039,175
$15,855,821
Food Service — 2.7%
AFC Enterprises, Inc.
$219,892	Term Loan, 7.50%, Maturing May 23, 2009	$215,494
Aramark Corp.
GBP	496,250	Term Loan, 8.44%, Maturing January 27, 2014	985,759
Buffets, Inc.
99,167	Term Loan, 5.08%, Maturing May 1, 2013	92,721
745,202	Term Loan, 8.29%, Maturing November 1, 2013	696,764
Burger King Corp.
964,460	Term Loan, 6.75%, Maturing June 30, 2012	954,816
CBRL Group, Inc.
949,891	Term Loan, 6.86%, Maturing April 27, 2013	928,915
Denny’s, Inc.
70,000	Term Loan, 5.43%, Maturing March 31, 2012	69,038
358,774	Term Loan, 7.32%, Maturing March 31, 2012	353,841
JRD Holdings, Inc.
339,063	Term Loan, 8.17%, Maturing June 26, 2014	333,977
Maine Beverage Co., LLC
366,071	Term Loan, 7.11%, Maturing June 30, 2010	364,241
NPC International, Inc.
200,000	Term Loan, 7.04%, Maturing May 3, 2013	195,750
OSI Restaurant Partners, LLC
69,550	Term Loan, 5.52%, Maturing May 9, 2013	66,790
853,311	Term Loan, 7.44%, Maturing May 9, 2014	819,446
RMK Acquisition Corp. (Aramark)
139,244	Term Loan, 5.20%, Maturing January 26, 2014	137,025
1,931,613	Term Loan, 7.20%, Maturing January 26, 2014	1,900,829
Sagittarius Restaurants, LLC
197,000	Term Loan, 7.45%, Maturing March 29, 2013	183,210
$8,298,616

Food/Drug Retailers — 3.0%
		General Nutrition Centers, Inc.
$848,625		Term Loan, Maturing September 16, 2013 (2)	$809,906
		Iceland Foods Group, Ltd.
GBP	375,000	Term Loan, 8.93%, Maturing May 2, 2014	743,713
GBP	375,000	Term Loan, 9.43%, Maturing May 2, 2015	747,533
GBP	500,000	Term Loan, 11.05%, Maturing May 2, 2016	1,018,675
		Pantry, Inc. (The)
127,778		Term Loan, 0.00%, Maturing May 15, 2014 (4)	122,986
446,104		Term Loan, 6.88%, Maturing May 15, 2014	429,375
		Rite Aid Corp.
2,100,000		Term Loan, 7.33%, Maturing June 1, 2014	2,059,313
		Roundy’s Supermarkets, Inc.
2,319,842		Term Loan, 8.46%, Maturing November 3, 2011	2,299,544
		Supervalu, Inc.
790,000		Term Loan, 7.32%, Maturing June 1, 2012	783,829
			$9,014,874
Forest Products — 3.1%
		Appleton Papers, Inc.
$723,188		Term Loan, 7.06%, Maturing June 5, 2014	$692,452
		Boise Cascade Holdings, LLC
1,829,110		Term Loan, 6.69%, Maturing April 30, 2014	1,820,727
411,698		Term Loan, 6.72%, Maturing April 30, 2014	409,811
		Georgia-Pacific Corp.
4,666,875		Term Loan, 7.41%, Maturing December 20, 2012	4,580,267
		NewPage Corp.
766,670		Term Loan, 7.63%, Maturing May 2, 2011	762,837
		Xerium Technologies, Inc.
1,331,158		Term Loan, 7.95%, Maturing May 18, 2012	1,266,819
			$9,532,913
Healthcare — 14.1%
		Accellent, Inc.
$923,550		Term Loan, 8.01%, Maturing November 22, 2012	$875,064
		Alliance Imaging, Inc.
1,132,099		Term Loan, 7.88%, Maturing December 29, 2011	1,116,533
		American Achievement Corp.
196,117		Term Loan, 8.12%, Maturing March 25, 2011	191,214
		American Medical Systems
798,714		Term Loan, 7.57%, Maturing July 20, 2012	780,743
		AMN Healthcare, Inc.
200,562		Term Loan, 6.95%, Maturing November 2, 2011	195,298
		AMR HoldCo, Inc.
1,070,884		Term Loan, 7.72%, Maturing February 10, 2012	1,047,458

		Biomet, Inc.
EUR	650,000	Term Loan, 7.72%, Maturing December 26, 2014	$910,532
1,500,000		Term Loan, 8.20%, Maturing December 26, 2014	1,484,732
		Cardinal Health 409, Inc.
822,938		Term Loan, 7.45%, Maturing April 10, 2014	790,020
		Carestream Health, Inc.
1,450,000		Term Loan, 7.27%, Maturing April 30, 2013	1,398,344
500,000		Term Loan, 10.59%, Maturing October 30, 2013	478,959
		Carl Zeiss Vision Holding GmbH
630,000		Term Loan, 7.64%, Maturing March 23, 2015	609,000
		Community Health Systems, Inc.
275,329		Term Loan, 0.00%, Maturing July 25, 2014 (4)	270,975
4,174,671		Term Loan, 7.76%, Maturing July 25, 2014	4,108,661
		Concentra, Inc.
350,000		Term Loan, 10.70%, Maturing June 25, 2015	330,750
		ConMed Corp.
263,667		Term Loan, 6.63%, Maturing April 13, 2013	257,734
		CRC Health Corp.
272,250		Term Loan, 7.45%, Maturing February 6, 2013	266,124
246,262		Term Loan, 7.45%, Maturing February 6, 2013	240,721
		DaVita, Inc.
2,715,474		Term Loan, 6.85%, Maturing October 5, 2012	2,671,348
		DJ Orthopedics, LLC
203,929		Term Loan, 6.93%, Maturing April 7, 2013	202,144
		Emdeon Business Services, LLC
924,001		Term Loan, 7.49%, Maturing November 16, 2013	908,986
		Encore Medical Finance, LLC
1,065,493		Term Loan, 7.84%, Maturing November 3, 2013	1,054,838
		Fenwal, Inc.
500,000		Term Loan, 10.79%, Maturing August 28, 2014	477,813
		FGX International, Inc.
294,000		Term Loan, 9.65%, Maturing December 12, 2012	285,180
		FHC Health Systems, Inc.
137,673		Term Loan, 12.33%, Maturing December 18, 2009	139,049
96,371		Term Loan, 14.33%, Maturing December 18, 2009	98,298
750,000		Term Loan, 15.33%, Maturing February 7, 2011	757,500
		Fresenius Medical Care Holdings
1,372,957		Term Loan, 6.71%, Maturing March 31, 2013	1,352,731
		Hanger Orthopedic Group, Inc.
395,003		Term Loan, 7.45%, Maturing May 30, 2013	387,102
		HCA, Inc.
3,622,625		Term Loan, 7.45%, Maturing November 18, 2013	3,559,229
		Health Management Association, Inc.
1,627,573		Term Loan, 6.95%, Maturing February 28, 2014	1,550,773
		HealthSouth Corp.
1,547,815		Term Loan, 7.86%, Maturing March 10, 2013	1,508,345

		Iasis Healthcare, LLC
$155,008		Term Loan, 5.96%, Maturing March 14, 2014 (4)	$148,129
	41,335	Term Loan, 7.12%, Maturing March 14, 2014	39,501
	451,388	Term Loan, 7.36%, Maturing March 14, 2014	431,358
		Ikaria Acquisition, Inc.
	308,298	Term Loan, 7.70%, Maturing March 28, 2013	300,590
		IM US Holdings, LLC
	350,000	Term Loan, 9.45%, Maturing June 26, 2015	348,688
		Invacare Corp.
	545,875	Term Loan, 7.56%, Maturing February 12, 2013	525,746
		inVentiv Health, Inc.
	28,571	Term Loan, 0.00%, Maturing July 6, 2014 (4)	27,714
	470,250	Term Loan, 6.88%, Maturing July 6, 2014	456,142
		Leiner Health Products, Inc.
	517,613	Term Loan, 9.65%, Maturing May 27, 2011	492,379
		LifeCare Holdings, Inc.
	441,000	Term Loan, 8.20%, Maturing August 11, 2012	413,162
		LifePoint Hospitals, Inc.
	1,107,929	Term Loan, 7.17%, Maturing April 15, 2012	1,082,309
		Magellan Health Services, Inc.
	457,958	Term Loan, 5.60%, Maturing August 15, 2008	448,799
	171,734	Term Loan, 7.50%, Maturing August 15, 2008	168,300
		Matria Healthcare, Inc.
	107,878	Term Loan, 7.34%, Maturing January 19, 2012	105,653
		MultiPlan Merger Corp.
	360,667	Term Loan, 7.63%, Maturing April 12, 2013	351,763
	257,224	Term Loan, 7.63%, Maturing April 12, 2013	250,873
		National Mentor Holdings, Inc.
	33,600	Term Loan, 5.32%, Maturing June 29, 2013	31,752
	559,320	Term Loan, 7.20%, Maturing June 29, 2013	528,557
		National Rental Institutes, Inc.
	469,063	Term Loan, 7.50%, Maturing March 31, 2013	449,421
		Nyco Holdings
EUR	500,000	Term Loan, 7.21%, Maturing December 29, 2014	647,967
EUR	500,000	Term Loan, 7.71%, Maturing December 29, 2015	651,522
		Physiotherapy Associates, Inc.
	450,000	Term Loan, 9.75%, Maturing June 27, 2013	446,625
		RadNet Management, Inc.
	297,750	Term Loan, 9.22%, Maturing November 15, 2012	298,495
	350,000	Term Loan, 13.22%, Maturing November 15, 2013	351,750
		Renal Advantage, Inc.
	196,063	Term Loan, 8.10%, Maturing October 5, 2012	189,691
		Select Medical Holding Corp.
	1,245,575	Term Loan, 7.48%, Maturing February 24, 2012	1,191,600
		Sunrise Medical Holdings, Inc.
	342,860	Term Loan, 9.48%, Maturing May 13, 2010	313,717

		Vanguard Health Holding Co., LLC
	$1,617,312	Term Loan, 7.45%, Maturing September 23, 2011	$1,570,814
		Viant Holdings, Inc.
	299,250	Term Loan, 7.45%, Maturing June 25, 2014	280,173
			$42,849,388
Home Furnishings — 2.1%
		Hunter Fan Co.
	$25,714	Term Loan, 0.00%, Maturing April 16, 2014 (4)	$23,657
	273,664	Term Loan, 8.03%, Maturing April 16, 2014	251,771
		Interline Brands, Inc.
	530,245	Term Loan, 6.88%, Maturing June 23, 2013	519,640
	366,576	Term Loan, 6.88%, Maturing June 23, 2013	359,245
		National Bedding Co., LLC
	995,000	Term Loan, 7.55%, Maturing August 31, 2011	960,175
	350,000	Term Loan, 10.19%, Maturing August 31, 2012	320,833
		Oreck Corp.
	677,641	Term Loan, 9.50%, Maturing February 2, 2012	543,807
		Sanitec, Ltd. Oy
EUR	500,000	Term Loan, 7.05%, Maturing April 7, 2013	659,745
EUR	500,000	Term Loan, 7.55%, Maturing April 7, 2014	662,411
		Simmons Co.
	1,542,797	Term Loan, 7.38%, Maturing December 19, 2011	1,496,513
	500,000	Term Loan, 10.65%, Maturing February 15, 2012	467,500
			$6,265,297
Industrial Equipment — 3.7%
		Aearo Technologies, Inc.
	$400,000	Term Loan, 10.70%, Maturing September 24, 2013	$384,250
	399,000	Term Loan, 7.45%, Maturing July 2, 2014	386,033
		Alliance Laundry Holdings, LLC
	224,149	Term Loan, 7.88%, Maturing January 27, 2012	220,787
		Colfax Corp.
	586,069	Term Loan, 7.50%, Maturing May 30, 2009	581,673
		EPD Holdings
	425,000	Term Loan, 11.11%, Maturing July 13, 2015	411,542
	40,625	Term Loan, 0.00%, Maturing July 13, 2014 (4)	39,609
	284,375	Term loan, 7.86%, Maturing July 13, 2014	277,266
		Flowserve Corp.
	1,076,479	Term Loan, 6.78%, Maturing August 10, 2012	1,062,014
		FR Brand Acquisition Corp.
	497,500	Term Loan, 7.53%, Maturing February 7, 2014	475,734
		Generac Acquisition Corp.
	693,000	Term Loan, 9.25%, Maturing November 7, 2013	626,175
	500,000	Term Loan, 12.75%, Maturing April 7, 2014	362,709

		Gleason Corp.
	$306,063	Term Loan, 7.47%, Maturing June 30, 2013	$301,472
	83,902	Term Loan, 7.47%, Maturing June 30, 2013	82,643
		Itron, Inc.
EUR	285,067	Term Loan, 6.73%, Maturing April 18, 2014	394,090
		Jason, Inc.
	300,000	Term Loan, 8.03%, Maturing April 30, 2010	292,500
		John Maneely Co.
	1,526,595	Term Loan, 8.61%, Maturing December 8, 2013	1,422,120
		Loan Acquisitions Corp.
	362,841	Term Loan, 7.63%, Maturing July 11, 2014	358,305
	136,023	Term Loan, 8.04%, Maturing July 11, 2014	134,322
		Polypore, Inc.
	1,620,938	Term Loan, 7.38%, Maturing July 3, 2014	1,568,257
		TFS Acquisition Corp.
	1,113,750	Term Loan, 8.70%, Maturing August 11, 2013	1,085,906
		TNT Logistics Holdings
	557,813	Term Loan, 8.13%, Maturing January 4, 2014	541,078
	65,789	Term Loan, 8.20%, Maturing January 4, 2014	65,132
			$11,073,617
Insurance — 1.7%
		AmWINS Group, Inc.
	$500,000	Term Loan, 11.07%, Maturing June 8, 2014	$462,500
		Applied Systems, Inc.
	717,750	Term Loan, 7.85%, Maturing September 26, 2013	685,451
		CCC Information Services Group, Inc.
	324,028	Term Loan, 7.71%, Maturing February 10, 2013	314,307
		Conseco, Inc.
	1,884,001	Term Loan, 7.13%, Maturing October 10, 2013	1,787,446
		Crawford & Company
	672,946	Term Loan, 7.45%, Maturing October 31, 2013	662,011
		Hub International Holdings, Inc.
	82,288	Term Loan, 0.00%, Maturing June 13, 2014 (4)	80,540
	366,728	Term Loan, 8.20%, Maturing June 13, 2014	358,935
		U.S.I. Holdings Corp.
	947,625	Term Loan, 7.95%, Maturing May 4, 2014	928,080
			$5,279,270
Leisure Goods/Activities/Movies — 8.6%
		24 Hour Fitness Worldwide, Inc.
	$886,500	Term Loan, 7.87%, Maturing June 8, 2012	$868,770
		AMC Entertainment, Inc.
	982,500	Term Loan, 6.88%, Maturing January 26, 2013	962,850
		AMF Bowling Worldwide, Inc.
	500,000	Term Loan, 11.81%, Maturing December 8, 2013	485,000

	Bombardier Recreational Product
$979,747	Term Loan, 7.86%, Maturing June 28, 2013	$960,968
	Carmike Cinemas, Inc.
496,231	Term Loan, 8.98%, Maturing May 19, 2012	493,440
	Cedar Fair, L.P.
2,373,722	Term Loan, 7.13%, Maturing August 30, 2012	2,331,192
	Cinemark, Inc.
1,967,297	Term Loan, 7.27%, Maturing October 5, 2013	1,920,300
	Deluxe Entertainment Services
35,433	Term Loan, 5.10%, Maturing January 28, 2011	34,370
766,609	Term Loan, 7.45%, Maturing January 28, 2011	743,610
69,612	Term Loan, 7.45%, Maturing January 28, 2011	67,523
	Easton-Bell Sports, Inc.
791,722	Term Loan, 6.85%, Maturing March 16, 2012	761,290
	HEI Acquisition, LLC
1,025,000	Term Loan, 9.36%, Maturing April 13, 2014	932,750
	Mega Blocks, Inc.
833,000	Term Loan, 7.63%, Maturing July 26, 2012	784,061
	Metro-Goldwyn-Mayer Holdings, Inc.
4,316,707	Term Loan, 8.45%, Maturing April 8, 2012	4,141,833
	National CineMedia, LLC
400,000	Term Loan, 7.46%, Maturing February 13, 2015	384,594
	Regal Cinemas Corp.
2,178,000	Term Loan, 6.70%, Maturing November 10, 2010	2,119,961
	Revolution Studios Distribution Co., LLC
697,814	Term Loan, 8.88%, Maturing December 21, 2014	683,858
450,000	Term Loan, 12.13%, Maturing June 21, 2015	443,250
	Six Flags Theme Parks, Inc.
1,695,750	Term Loan, 7.75%, Maturing April 30, 2015	1,625,404
	Southwest Sports Group, LLC
600,000	Term Loan, 7.75%, Maturing December 22, 2010	589,500
	Universal City Development Partners, Ltd.
934,709	Term Loan, 7.42%, Maturing June 9, 2011	916,015
	WMG Acquisition Corp.
450,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (4)	438,750
3,524,438	Term Loan, 7.48%, Maturing February 28, 2011	3,449,544
		$26,138,833
Lodging and Casinos — 4.4%
	Ameristar Casinos, Inc.
$591,000	Term Loan, 8.43%, Maturing November 10, 2012	$584,351
	Bally Technologies, Inc.
1,583,461	Term Loan, 8.64%, Maturing September 5, 2009	1,574,884
	CCM Merger, Inc.
1,006,833	Term Loan, 7.30%, Maturing April 25, 2012	977,886
	Green Valley Ranch Gaming, LLC
263,625	Term Loan, 7.41%, Maturing February 16, 2014	257,034

	Isle of Capri Casinos, Inc.
$211,765	Term Loan, 0.00%, Maturing November 30, 2013 (4)	$204,565
704,117	Term Loan, 6.89%, Maturing November 30, 2013	680,177
281,647	Term Loan, 6.89%, Maturing November 30, 2013	272,071
	Las Vegas Sands Corp.
1,835,400	Term Loan, 6.95%, Maturing May 23, 2014	1,791,427
	LodgeNet Entertainment Corp.
448,875	Term Loan, 7.20%, Maturing April 4, 2014	438,775
	Gateway Casinos
541,667	Term Loan, Maturing June 30, 2014 (2)	520,000
108,333	Term Loan, Maturing June 30, 2014 (2)	104,000
	Penn National Gaming, Inc.
3,444,700	Term Loan, 7.11%, Maturing October 3, 2012	3,424,128
	Venetian Casino Resort, LLC
460,000	Term Loan, 0.00%, Maturing May 14, 2014 (4)	448,979
	VML US Finance, LLC
241,667	Term Loan, 7.45%, Maturing May 25, 2012	236,531
483,333	Term Loan, 7.45%, Maturing May 25, 2013	473,063
	Wimar Opco, LLC
1,342,641	Term Loan, 7.45%, Maturing January 3, 2012	1,304,520
		$13,292,391
Nonferrous Metals/Minerals — 2.3%
	Alpha Natural Resources, LLC
$466,687	Term Loan, 6.95%, Maturing October 26, 2012	$460,854
	Euramax International, Inc.
325,750	Term Loan, 8.38%, Maturing June 28, 2012	307,183
334,211	Term Loan, 13.36%, Maturing June 28, 2013	300,789
165,789	Term Loan, 13.36%, Maturing June 28, 2013	149,211
	Magnum Coal Co.
100,000	Term Loan, 8.38%, Maturing March 15, 2013	93,000
985,000	Term Loan, 8.42%, Maturing March 15, 2013	916,050
	Murray Energy Corp.
731,250	Term Loan, 8.54%, Maturing January 28, 2010	723,938
	Neo Material Technologies, Inc.
593,125	Term Loan, 8.69%, Maturing August 31, 2009	593,125
	Noranda Aluminum Acquisition
211,875	Term Loan, 7.51%, Maturing May 18, 2014	206,446
	Novelis, Inc.
335,098	Term Loan, 7.20%, Maturing June 28, 2014	326,580
737,215	Term Loan, 7.20%, Maturing June 28, 2014	718,477
	Oxbow Carbon and Mineral Holdings
100,419	Term Loan, 7.20%, Maturing May 8, 2014	93,892
1,143,583	Term Loan, 7.21%, Maturing May 8, 2014	1,069,250
	Stillwater Mining Co.
704,272	Term Loan, 7.44%, Maturing July 30, 2010	697,230

		Thompson Creek Metals Co.
	$446,109	Term Loan, 9.88%, Maturing October 26, 2012	$443,878
			$7,099,903
Oil and Gas — 3.5%
		Atlas Pipeline Partners, L.P.
	$825,000	Term Loan, 7.96%, Maturing July 20, 2014	$823,969
		Big West Oil, LLC
	220,000	Term Loan, 0.00%, Maturing May 1, 2014 (4)	213,400
	179,000	Term Loan, 7.44%, Maturing May 1, 2014	173,630
		Concho Resources, Inc.
	604,150	Term Loan, 9.76%, Maturing March 27, 2012	601,884
		Dresser, Inc.
	494,904	Term Loan, 8.00%, Maturing May 4, 2014	487,109
	700,000	Term Loan, 11.13%, Maturing May 4, 2015	680,750
		El Paso Corp.
	725,000	Term Loan, 5.22%, Maturing July 31, 2011	716,844
		Hercules Offshore, Inc.
	375,000	Term Loan, 7.11%, Maturing July 6, 2013	369,844
		Key Energy Services, Inc.
	628,800	Term Loan, 7.77%, Maturing June 30, 2012	627,032
		Kinder Morgan, Inc.
	2,055,294	Term Loan, 6.64%, Maturing May 21, 2014	2,019,455
		Primary Natural Resources, Inc.
	985,000	Term Loan, 7.75%, Maturing July 28, 2010 (3)	974,362
		Targa Resources, Inc.
	395,714	Term Loan, 5.07%, Maturing October 31, 2012	392,449
	1,995,580	Term Loan, 7.53%, Maturing October 31, 2012	1,979,117
		Volnay Acquisition Co.
	714,000	Term Loan, 7.13%, Maturing January 12, 2014	696,150
			$10,755,995
Publishing — 11.9%
		American Media Operations, Inc.
	$2,000,000	Term Loan, 8.80%, Maturing January 31, 2013	$1,970,000
		Aster Zweite Beteiligungs GmbH
EUR	236,166	Term Loan, 7.00%, Maturing September 27, 2013	319,850
	500,000	Term Loan, 7.39%, Maturing September 27, 2013	476,042
		CanWest MediaWorks, Ltd.
	423,938	Term Loan, 7.54%, Maturing July 10, 2014	416,519
		CBD Media, LLC
	333,333	Term Loan, 7.63%, Maturing December 31, 2009	332,083
		Dex Media East, LLC
	1,249,683	Term Loan, 7.03%, Maturing May 8, 2009	1,243,659
		Dex Media West, LLC
	987,198	Term Loan, 7.05%, Maturing March 9, 2010	979,486

		GateHouse Media Operating, Inc.
$325,000		Term Loan, 7.37%, Maturing August 28, 2014	$299,632
	725,000	Term Loan, 7.51%, Maturing August 28, 2014	668,409
	350,000	Term Loan, 7.72%, Maturing August 28, 2014	321,781
		Idearc, Inc.
	4,466,250	Term Loan, 7.20%, Maturing November 17, 2014	4,404,839
		Josten’s Corp.
	880,379	Term Loan, 7.20%, Maturing October 4, 2011	874,327
		Laureate Education, Inc.
	118,869	Term Loan, Maturing August 17, 2014 (2)	115,452
	802,365	Term Loan, Maturing August 17, 2014 (2)	779,297
		MediaNews Group, Inc.
	518,438	Term Loan, 7.38%, Maturing August 2, 2013	494,460
		Mediannuaire Holding
EUR	500,000	Term Loan, 9.00%, Maturing April 10, 2016	683,521
		Merrill Communications, LLC
	681,042	Term Loan, 7.42%, Maturing February 9, 2009	670,826
		Nebraska Book Co., Inc.
	464,567	Term Loan, 7.65%, Maturing March 4, 2011	461,082
		Nelson Education, Ltd.
	250,000	Term Loan, 7.70%, Maturing July 5, 2014	234,688
		Nielsen Finance, LLC
	3,687,755	Term Loan, 7.36%, Maturing August 9, 2013	3,590,952
		Philadelphia Newspapers, LLC
	381,494	Term Loan, 8.86%, Maturing June 29, 2013	360,512
		R.H. Donnelley Corp.
	20,948	Term Loan, 6.43%, Maturing December 31, 2009	20,641
	252,590	Term Loan, 6.99%, Maturing June 30, 2010	250,362
		Reader’s Digest Association
	1,766,136	Term Loan, 7.54%, Maturing March 2, 2014	1,680,773
		Riverdeep Interactive Learning USA, Inc.
	1,389,476	Term Loan, 7.95%, Maturing December 20, 2013	1,379,402
		SGS International, Inc.
	393,000	Term Loan, 7.84%, Maturing December 30, 2011	388,088
		Source Media, Inc.
	586,917	Term Loan, 7.38%, Maturing November 8, 2011	578,480
		SP Newsprint Co.
	969,921	Term Loan, 5.13%, Maturing January 9, 2010	931,125
		Sun Media Corp.
	2,147,989	Term Loan, 7.11%, Maturing February 7, 2009	2,115,769
		The Star Tribune Co.
	980,000	Term Loan, 7.86%, Maturing May 17, 2009	962,850
	1,596,000	Term Loan, 8.36%, Maturing May 17, 2014	1,456,572
		TL Acquisitions, Inc.
	1,025,000	Term Loan, 7.95%, Maturing July 5, 2014	995,959

Trader Media Corp.
GBP	1,375,000	Term Loan, 8.08%, Maturing March 23, 2015	$2,619,705
Xsys US, Inc.
605,124	Term Loan, 7.39%, Maturing September 27, 2013	576,128
618,087	Term Loan, 7.39%, Maturing September 27, 2014	588,883
Xsys, Inc.
EUR	263,834	Term Loan, 7.00%, Maturing September 27, 2013	357,321
Yell Group, PLC
1,400,000	Term Loan, 7.13%, Maturing February 10, 2013	1,369,484
$35,968,959
Radio and Television — 6.3%
Block Communications, Inc.
$442,125	Term Loan, 7.20%, Maturing December 22, 2011	$426,651
CMP KC, LLC
488,094	Term Loan, 9.61%, Maturing May 5, 2013	461,249
CMP Susquehanna Corp.
713,839	Term Loan, 7.35%, Maturing May 5, 2013	689,480
Discovery Communications, Inc.
1,296,750	Term Loan, 7.20%, Maturing April 30, 2014	1,275,678
Emmis Operating Co.
436,050	Term Loan, 7.20%, Maturing November 2, 2013	428,079
Entravision Communications Corp.
712,313	Term Loan, 6.86%, Maturing September 29, 2013	696,285
Gray Television, Inc.
693,000	Term Loan, 6.86%, Maturing January 19, 2015	668,456
HIT Entertainment, Inc.
784,010	Term Loan, 7.34%, Maturing March 20, 2012	756,569
Montecito Broadcast Group, LLC
343,875	Term Loan, 7.86%, Maturing January 27, 2013	337,857
NEP II, Inc.
323,374	Term Loan, 7.45%, Maturing February 16, 2014	304,982
Nexstar Broadcasting, Inc.
960,650	Term Loan, 6.95%, Maturing October 1, 2012	927,027
909,781	Term Loan, 6.95%, Maturing October 1, 2012	877,939
NextMedia Operating, Inc.
150,096	Term Loan, 7.75%, Maturing November 15, 2012	143,154
66,709	Term Loan, 7.82%, Maturing November 15, 2012	63,623
PanAmSat Corp.
1,315,063	Term Loan, 7.36%, Maturing January 3, 2014	1,301,363
Paxson Communications Corp.
1,350,000	Term Loan, 8.61%, Maturing January 15, 2012	1,326,375
Raycom TV Broadcasting, LLC
775,000	Term Loan, 6.88%, Maturing June 25, 2014	755,625
SFX Entertainment
614,901	Term Loan, 7.95%, Maturing June 21, 2013	596,454

		Sirius Satellite Radio, Inc.
	$250,000	Term Loan, 7.63%, Maturing December 19, 2012	$244,375
		Spanish Broadcasting System, Inc.
	982,368	Term Loan, 6.95%, Maturing June 10, 2012	934,785
		Tyrol Acquisition 2 SAS
EUR	425,000	Term Loan, 6.37%, Maturing January 19, 2015	574,164
EUR	425,000	Term Loan, 6.62%, Maturing January 19, 2016	576,111
		Univision Communications, Inc.
	400,000	Term Loan, 7.63%, Maturing March 29, 2009	396,500
	229,530	Term Loan, 0.00%, Maturing September 29, 2014 (4)	218,867
	3,570,470	Term Loan, 7.61%, Maturing September 29, 2014	3,404,593
		Young Broadcasting, Inc.
	871,200	Term Loan, 7.87%, Maturing November 3, 2012	816,750
			$19,202,991
Rail Industries — 0.6%
		Kansas City Southern Railway Co.
	$1,009,681	Term Loan, 6.88%, Maturing March 30, 2008	$987,594
		RailAmerica, Inc.
	825,000	Term Loan, 7.81%, Maturing August 14, 2008	814,688
			$1,802,282
Retailers (Except Food and Drug) — 3.7%
		Amscan Holdings, Inc.
	$298,500	Term Loan, 7.56%, Maturing May 25, 2013	$285,814
		Claire’s Stores, Inc.
	249,375	Term Loan, 7.95%, Maturing May 24, 2014	233,789
		Coinmach Laundry Corp.
	2,978,816	Term Loan, 8.04%, Maturing December 19, 2012	2,971,369
		Cumberland Farms, Inc.
	841,500	Term Loan, 7.95%, Maturing September 29, 2013	833,085
		Harbor Freight Tools USA, Inc.
	1,049,873	Term Loan, 7.86%, Maturing July 15, 2010	1,006,565
		Mapco Express, Inc.
	289,279	Term Loan, 8.11%, Maturing April 28, 2011	282,047
		Neiman Marcus Group, Inc.
	431,962	Term Loan, 7.45%, Maturing April 5, 2013	426,466
		Orbitz Worldwide, Inc.
	630,000	Term Loan, 8.20%, Maturing July 25, 2014	616,613
		Oriental Trading Co., Inc.
	700,000	Term Loan, 11.13%, Maturing January 31, 2013	670,250
	888,750	Term Loan, 7.58%, Maturing July 31, 2013	840,980
		Rent-A-Center, Inc.
	569,157	Term Loan, 7.20%, Maturing November 15, 2012	558,723
		Rover Acquisition Corp.
	1,141,375	Term Loan, 7.53%, Maturing October 26, 2013	1,113,317

	Savers, Inc.
$181,371	Term Loan, 8.09%, Maturing August 11, 2012	$177,743
196,411	Term Loan, 8.09%, Maturing August 11, 2012	192,483
	The Yankee Candle Company, Inc.
895,500	Term Loan, 7.20%, Maturing February 6, 2014	876,844
		$11,086,088
Steel — 0.3%
	Algoma Acquisition Corp.
$249,375	Term Loan, 8.09%, Maturing June 20, 2013	$242,517
	Niagara Corp.
548,625	Term Loan, 10.13%, Maturing June 29, 2014	523,937
		$766,454
Surface Transport — 1.2%
	Gainey Corp.
$410,631	Term Loan, 8.09%, Maturing April 20, 2012	$369,568
	Oshkosh Truck Corp.
1,012,188	Term Loan, 7.45%, Maturing December 6, 2013	999,725
	Ozburn-Hessey Holding Co., LLC
294,816	Term Loan, 8.53%, Maturing August 9, 2012	284,129
	SIRVA Worldwide, Inc.
771,102	Term Loan, 12.61%, Maturing December 1, 2010	535,273
	Swift Transportation Co., Inc.
1,502,326	Term Loan, 8.38%, Maturing May 10, 2014	1,371,141
		$3,559,836
Telecommunications — 5.8%
	Alaska Communications Systems Holdings, Inc.
$530,000	Term Loan, 6.95%, Maturing February 1, 2012	$519,798
	American Cellular Corp.
1,321,688	Term Loan, 7.36%, Maturing March 15, 2014	1,316,594
	Asurion Corp.
775,000	Term Loan, 8.36%, Maturing July 13, 2012	754,333
500,000	Term Loan, 12.04%, Maturing January 13, 2013	489,792
	Centennial Cellular Operating Co., LLC
1,833,333	Term Loan, 7.22%, Maturing February 9, 2011	1,806,024
	Consolidated Communications, Inc.
2,244,965	Term Loan, 6.95%, Maturing July 27, 2015	2,228,128
	FairPoint Communications, Inc.
1,130,000	Term Loan, 7.00%, Maturing February 8, 2012	1,113,050
	Intelsat Bermuda, Ltd.
575,000	Term Loan, 7.86%, Maturing February 1, 2014	569,430
	Intelsat Subsidiary Holding Co.
521,063	Term Loan, 7.36%, Maturing July 3, 2013	516,894
	Iowa Telecommunications Services
334,000	Term Loan, 6.99%, Maturing November 23, 2011	330,382

IPC Systems, Inc.
$498,750	Term Loan, 7.45%, Maturing May 31, 2014	$460,876
Macquarie UK Broadcast Ventures, Ltd.
GBP	425,000	Term Loan, 8.19%, Maturing December 26, 2014	845,309
NTelos, Inc.
1,107,405	Term Loan, 7.38%, Maturing August 24, 2011	1,093,562
NTL Investment Holdings, Ltd.
1,355,140	Term Loan, 7.36%, Maturing March 30, 2012	1,313,958
Stratos Global Corp.
569,250	Term Loan, 7.95%, Maturing February 13, 2012	559,288
Trilogy International Partners
475,000	Term Loan, 8.70%, Maturing June 29, 2012	459,563
Triton PCS, Inc.
1,542,062	Term Loan, 8.38%, Maturing November 18, 2009	1,536,600
Windstream Corp.
1,663,796	Term Loan, 6.86%, Maturing July 17, 2013	1,656,665
$17,570,246
Utilities — 4.4%
AEI Finance Holding, LLC
$145,028	Revolving Loan, 5.10%, Maturing March 30, 2012	$142,127
1,093,149	Term Loan, 8.20%, Maturing March 30, 2014	1,071,286
Astoria Generating Co.
625,000	Term Loan, 8.96%, Maturing August 23, 2013	617,031
BRSP, LLC
985,409	Term Loan, 8.38%, Maturing July 13, 2009	965,701
Calpine Corp.
447,750	DIP Loan, 7.45%, Maturing March 30, 2009	442,573
Cogentrix Delaware Holdings, Inc.
278,015	Term Loan, 6.63%, Maturing April 14, 2012	272,686
Covanta Energy Corp.
305,155	Term Loan, 5.10%, Maturing February 9, 2014	296,381
618,296	Term Loan, 6.93%, Maturing February 9, 2014	600,520
Elster Group GmbH (Ruhrgas)
233,632	Term Loan, 7.63%, Maturing June 12, 2013	225,844
233,632	Term Loan, 7.88%, Maturing June 12, 2014	227,012
Kemble Water Structure Ltd.
GBP	750,000	Term Loan, 10.05%, Maturing October 13, 2013	1,491,722
LS Power Acquisition Co.
325,000	Term Loan, 8.94%, Maturing November 1, 2014	315,250
Mach General, LLC
23,585	Term Loan, 7.20%, Maturing February 22, 2013	22,934
225,946	Term Loan, 7.50%, Maturing February 22, 2014	219,710
Mirant North America, LLC
993,845	Term Loan, 6.88%, Maturing January 3, 2013	980,001

	NRG Energy, Inc.
$1,400,000	Term Loan, 0.00%, Maturing June 1, 2014 (4)	$1,375,500
1,120,185	Term Loan, 6.85%, Maturing June 1, 2014	1,101,632
2,698,053	Term Loan, 6.95%, Maturing June 1, 2014	2,653,368
	Pike Electric, Inc.
110,691	Term Loan, 7.38%, Maturing July 1, 2012	108,305
189,026	Term Loan, 7.31%, Maturing December 10, 2012	184,951
		$13,314,534
Total Senior Floating-Rate Interests (identified cost $494,324,697)		$482,093,645

Corporate Bonds & Notes — 13.1%

Principal Amount (000’s omitted)	Security	Value
Aerospace and Defense — 0.1%
	Alion Science and Technologies, Sr. Notes
$135	10.25%, 2/1/15	$123,187
	Bombardier Recreational Product
70	8.00%, 11/15/14 (5)	73,675
	DRS Technologies, Inc., Sr. Sub. Notes
40	7.625%, 2/1/18	41,000
		$237,862
Air Transport — 0.0%
	Continental Airlines
$99	7.033%, 6/15/11	$96,476
		$96,476
Automotive — 0.2%
	Altra Industrial Motion, Inc.
$120	9.00%, 12/1/11	$122,250
60	9.00%, 12/1/11	61,125
	American Axle & Manufacturing, Inc.
75	7.875%, 3/1/17	72,750
	Commercial Vehicle Group, Inc., Sr. Notes
55	8.00%, 7/1/13	52,250
	Goodyear Tire & Rubber Co., Sr. Notes, Variable Rate
95	9.285%, 12/1/09	96,187
	Tenneco Automotive, Inc.
140	8.625%, 11/15/14	141,750
	United Components, Inc., Sr. Sub. Notes
65	9.375%, 6/15/13	66,300
		$612,612

Brokers/Dealers/Investment Houses — 0.1%
	Residential Capital Corp., Variable Rate
$395	9.19%, 4/17/09 (5)	$276,994
		$276,994
Building and Development — 0.8%
	Grohe Holding of GmbH
EUR 1,000	7.084%, 1/15/14	$1,372,772
	Interface, Inc., Sr. Sub. Notes
20	9.50%, 2/1/14	21,000
	Interline Brands, Inc., Sr. Sub. Notes
70	8.125%, 6/15/14	69,475
	Nortek, Inc., Sr. Sub. Notes
450	8.50%, 9/1/14	392,625
	NTK Holdings, Inc., Sr. Disc. Notes
200	10.75%, 3/1/14	124,000
	Panolam Industries International, Sr. Sub. Notes
205	10.75%, 10/1/13 (5)	195,775
	Realogy Corp.
230	10.50%, 4/15/14 (5)	196,650
	Stanley-Martin Communities, LLC
40	9.75%, 8/15/15	30,000
		$2,402,297
Business Equipment and Services — 0.7%
	Affinion Group, Inc.
$55	10.125%, 10/15/13	$58,300
	Affinion Group, Inc., Sr. Sub. Notes
70	11.50%, 10/15/15	73,850
	Education Management, LLC, Sr. Notes
150	8.75%, 6/1/14	154,500
	Education Management, LLC, Sr. Sub Notes
340	10.25%, 6/1/16	353,600
	KAR Holdings, Inc., Sr. Notes,
70	9.356%, 5/1/14 (5)	67,375
	MediMedia USA, Inc., Sr. Sub Notes
90	11.375%, 11/15/14 (5)	93,150
	Muzak, LLC / Muzak Finance, Sr. Notes
20	10.00%, 2/15/09	18,900
	Neff Corp., Sr. Notes
20	10.00%, 6/1/15	14,300
	Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
170	9.875%, 8/15/11	175,525

	Rental Service Corp.
$15	9.50%, 12/1/14	$14,400
	Safety Products Holdings, Inc.
88	11.75%, 1/1/12 (3)	91,525
	SunGard Data Systems, Inc.
80	9.125%, 8/15/13	83,600
	The Hertz Corp., Sr. Notes
290	8.875%, 1/1/14	300,150
	Travelport, LLC
260	9.875%, 9/1/14	266,500
	West Corp.
370	9.50%, 10/15/14	383,875
		$2,149,550
Cable and Satellite Television — 0.6%
	Cablevision Systems Corp., Series B
$75	8.00%, 4/15/12	$73,125
	Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate
65	9.82%, 4/1/09	67,275
	CCH I Holdings, LLC
180	11.75%, 5/15/14	167,400
	CCH I, LLC/CCH I Capital Co.
160	11.00%, 10/1/15	162,800
	CCH II, LLC/CCH II Capital Co.
140	10.25%, 9/15/10	146,300
	CCO Holdings, LLC / CCO Capital Corp., Sr. Notes
395	8.75%, 11/15/13	398,950
	CSC Holdings, Inc., Sr. Notes
40	6.75%, 4/15/12	38,700
	CSC Holdings, Inc., Sr. Notes, Series B
55	7.625%, 4/1/11	55,412
	Insight Communications, Sr. Disc. Notes
495	12.25%, 2/15/11	513,562
	Kabel Deutschland GmbH
135	10.625%, 7/1/14	145,125
	Mediacom Broadband Group Corp., LLC, Sr. Notes
110	8.50%, 10/15/15	110,825
	Quebecor Media, Inc., Sr. Notes
85	7.75%, 3/15/16 (5)	81,494
		$1,960,968
Chemicals and Plastics — 0.3%
	Equistar Chemical, Sr. Notes
$55	10.625%, 5/1/11	$57,750
	Huntsman International, LLC
91	11.625%, 10/15/10	96,687

	Ineos Group Holdings, PLC, Sr. Sub Note
$210	8.50%, 2/15/16 (5)	$202,125
	Lyondell Chemical Co., Sr. Notes
192	10.50%, 6/1/13	207,360
	Nova Chemicals Corp., Sr. Notes, Variable Rate
105	8.484%, 11/15/13	103,425
	Reichhold Industries, Inc., Sr. Notes
215	9.00%, 8/15/14 (5)	218,225
		$885,572
Clothing/Textiles — 0.4%
	Levi Strauss & Co., Sr. Notes
$75	9.75%, 1/15/15	$79,125
260	8.875%, 4/1/16	269,100
	Oxford Industries, Inc., Sr. Notes
390	8.875%, 6/1/11	395,850
	Perry Ellis International, Inc., Sr. Sub. Notes
220	8.875%, 9/15/13	217,250
	Phillips Van-Heusen, Sr. Notes
15	7.25%, 2/15/11	15,225
100	8.125%, 5/1/13	103,250
		$1,079,800
Conglomerates — 0.1%
	Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
$107	8.36%, 6/15/12	$106,197
	RBS Global & Rexnord Corp.
95	9.50%, 8/1/14	98,800
90	11.75%, 8/1/16	96,300
		$301,297
Containers and Glass Products — 0.1%
	Intertape Polymer US, Inc., Sr. Sub. Notes
$175	8.50%, 8/1/14	$163,625
	Pliant Corp. (PIK)
219	11.85%, 6/15/09 (3)	223,736
		$387,361
Cosmetics/Toiletries — 0.0%
	Revlon Consumer Products Corp., Sr. Sub. Notes
$105	8.625%, 2/1/08	$103,425
		$103,425
Ecological Services and Equipment — 0.1%
	Waste Services, Inc., Sr. Sub. Notes
$245	9.50%, 4/15/14	$246,225
		$246,225

Electronics/Electrical — 0.3%
	Advanced Micro Devices, Inc., Sr. Notes
$190	7.75%, 11/1/12	$175,275
	Amkor Technologies, Inc., Sr. Notes
70	7.75%, 5/15/13	67,812
	Avago Technologies Finance
50	11.875%, 12/1/15	56,000
	Avago Technologies Finance, Variable Rate
95	10.125%, 12/1/13	102,600
	NXP BV/NXP Funding, LLC
5	7.875%, 10/15/14	4,831
	NXP BV/NXP Funding, LLC, Variable Rate
425	8.11%, 10/15/13	396,312
		$802,830
Financial Intermediaries — 2.1%
	Alzette, Variable Rate
$500	11.86%, 12/15/20 (3)	$488,610
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
380	7.449%, 2/24/19 (3)(5)	334,771
	Babson Ltd. Series 2005-1A, Class C1, Variable Rate
500	7.31%, 4/15/19 (3)(5)	432,731
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
500	7.41%, 1/15/19 (3)(5)	438,752
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
500	7.95%, 8/11/16 (3)(5)	456,351
	Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate
500	11.224%, 3/8/17 (3)	457,810
	Centurion CDO 9 Ltd., Series 2005-9A, Class Note
500	9.35%, 7/17/19 (3)	427,824
	E*Trade Financial Corp.
55	7.875%, 12/1/15	51,150
	Ford Motor Credit Co.
385	7.375%, 10/28/09	377,692
185	7.875%, 6/15/10	180,950
	Ford Motor Credit Co., Sr. Notes
25	5.80%, 1/12/09	24,154
10	9.875%, 8/10/11	10,137
	General Motors Acceptance Corp.
215	6.375%, 5/1/08	213,387
55	5.85%, 1/14/09	53,848
85	7.75%, 1/19/10	84,352
175	7.25%, 3/2/11	169,773
20	7.00%, 2/1/12	19,005
	General Motors Acceptance Corp., Variable Rate
60	6.808%, 5/15/09	57,810

	Madison Park Funding Ltd., Series 2006-2A, Class D, Variable Rate
$1,000	10.11%, 3/25/20 (3)(5)	$856,663
	Schiller Park CLO Ltd., 2007-1A D, Variable Rate
1,000	7.107%, 4/25/21 (3)(5)	857,250
	Sonata Securities S.A., Series 2006-6
326	8.864%, 12/28/07	325,904
		$6,318,924
Food Products — 0.1%
	ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, (0.00% until 2008)
$275	11.50%, 11/1/11	$257,125
	Dole Food Co., Inc.
115	7.25%, 6/15/10	109,250
	Dole Foods Co., Sr. Notes
25	8.625%, 5/1/09	25,187
	Pierre Foods, Inc., Sr. Sub. Notes
25	9.875%, 7/15/12	23,125
		$414,687
Food Service — 0.2%
	Aramark Corp., Sr. Notes
$95	8.50%, 2/1/15	$97,375
	El Pollo Loco, Inc.
195	11.75%, 11/15/13	201,825
	NPC International, Inc.
185	9.50%, 5/1/14	169,275
		$468,475
Food/Drug Retailers — 0.4%
	General Nutrition Centers, Inc., Sr. Notes, Variable Rate (PIK)
$190	10.009%, 3/15/14 (5)	$183,350
	General Nutrition Centers, Inc., Sr. Sub. Notes
190	10.75%, 3/15/15 (5)	184,300
	Rite Aid Corp.
360	6.125%, 12/15/08 (5)	356,400
40	8.625%, 3/1/15	36,400
330	9.50%, 6/15/17 (5)	310,200
		$1,070,650
Forest Products — 0.2%
	Abitibi-Consolidated Finance
$90	7.875%, 8/1/09	$80,550
	Georgia Pacific Corp.
15	9.50%, 12/1/11	15,900
	Jefferson Smurfit Corp.
40	7.50%, 6/1/13	38,900

	NewPage Corp.
$245	10.00%, 5/1/12	$259,087
35	12.00%, 5/1/13	37,712
	NewPage Corp., Variable Rate
80	11.606%, 5/1/12	86,400
		$518,549
Healthcare — 0.7%
	Accellent, Inc.
$110	10.50%, 12/1/13	$102,300
	Advanced Medical Optics, Inc., Sr. Sub. Notes
40	7.50%, 5/1/17	37,000
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
170	10.00%, 2/15/15	181,050
	HCA, Inc.
420	8.75%, 9/1/10	426,300
80	7.875%, 2/1/11	78,802
65	9.125%, 11/15/14 (5)	68,737
190	9.25%, 11/15/16 (5)	202,350
	MultiPlan Merger Corp., Sr. Sub. Notes
260	10.375%, 4/15/16 (5)	261,300
	National Mentor Holdings, Inc., Sr. Sub. Notes
170	11.25%, 7/1/14	180,200
	Res-Care, Inc., Sr. Notes
105	7.75%, 10/15/13	104,475
	Service Corp. International, Sr. Notes
125	7.00%, 6/15/17	123,437
	Universal Hospital Service, Inc. (PIK)
20	8.50%, 6/1/15 (5)	19,900
	Universal Hospital Service, Inc., Variable Rate
20	8.759%, 6/1/15 (5)	20,000
	US Oncology, Inc.
145	9.00%, 8/15/12	146,812
290	10.75%, 8/15/14	300,875
	Varietal Distribution Merger, Inc., Sr. Notes (PIK)
20	10.25%, 7/15/15 (5)	19,400
		$2,272,938
Industrial Equipment — 0.1%
	Chart Industries, Inc., Sr. Sub. Notes
$105	9.125%, 10/15/15	$109,200
	ESCO Corp., Sr. Notes
80	8.625%, 12/15/13 (5)	79,200
	ESCO Corp., Sr. Notes, Variable Rate
80	9.569%, 12/15/13 (5)	77,600
		$266,000

Leisure Goods/Activities/Movies — 0.4%
	AMC Entertainment, Inc.
$70	11.00%, 2/1/16	$74,900
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
105	12.50%, 4/1/13 (5)	102,375
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
195	10.07%, 4/1/12 (5)	188,175
	Marquee Holdings, Inc., Sr. Disc. Notes, (0.00% until 2009)
435	12.00%, 8/15/14	369,750
	Universal City Development Partners, Ltd., Sr. Notes
185	11.75%, 4/1/10	193,787
	Universal City Florida Holdings, Sr. Notes, Variable Rate
360	10.106%, 5/1/10	365,400
		$1,294,387
Lodging and Casinos — 1.1%
	Buffalo Thunder Development Authority
$205	9.375%, 12/15/14 (5)	$193,725
	CCM Merger, Inc.
130	8.00%, 8/1/13 (5)	127,400
	Chukchansi EDA, Sr. Notes, Variable Rate
150	8.859%, 11/15/12 (5)	151,875
	Eldorado Casino Shreveport (PIK)
59	10.00%, 8/1/12	59,833
	Fontainebleau Las Vegas Casino, LLC
255	10.25%, 6/15/15 (5)	240,337
	Galaxy Entertainment Finance, Variable Rate
100	10.409%, 12/15/10 (5)	102,500
	Greektown Holdings, LLC, Sr. Notes
85	10.75%, 12/1/13 (5)	84,575
	Inn of the Mountain Gods, Sr. Notes
345	12.00%, 11/15/10	365,700
	Las Vegas Sands Corp.
20	6.375%, 2/15/15	19,450
	Majestic Star Casino, LLC
180	9.50%, 10/15/10	173,700
	Majestic Star Casino, LLC, (0.00% until 2008)
75	12.50%, 10/15/11 (5)	53,625
	MGM Mirage, Inc.
85	7.50%, 6/1/16	84,894
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
60	8.00%, 4/1/12	61,500
	OED Corp. / Diamond Jo
203	8.75%, 4/15/12	203,507

	Pinnacle Entertainment Inc., Sr. Sub. Notes
$75	7.50%, 6/15/15 (5)	$71,344
	Pokagon Gaming Authority, Sr. Notes
60	10.375%, 6/15/14 (5)	66,150
	San Pasqual Casino
55	8.00%, 9/15/13 (5)	55,825
	Seminole Hard Rock Entertainment, Variable Rate
95	8.194%, 3/15/14 (5)	93,219
	Station Casinos, Inc.
30	7.75%, 8/15/16	29,850
	Station Casinos, Inc., Sr. Notes
50	6.00%, 4/1/12	47,750
	Trump Entertainment Resorts, Inc.
625	8.50%, 6/1/15	523,437
	Tunica-Biloxi Gaming Authority, Sr. Notes
165	9.00%, 11/15/15 (5)	164,587
	Turning Stone Resort Casinos, Sr. Notes
40	9.125%, 9/15/14 (5)	41,600
	Waterford Gaming, LLC, Sr. Notes
190	8.625%, 9/15/14 (5)	190,000
		$3,206,383
Nonferrous Metals/Minerals — 0.3%
	Aleris International, Inc., Sr. Notes
$35	9.00%, 12/15/14	$32,550
	Aleris International, Inc., Sr. Sub. Notes
350	10.00%, 12/15/16	311,500
	Alpha Natural Resources, Sr. Notes
75	10.00%, 6/1/12	79,125
	FMG Finance PTY, Ltd.
270	10.625%, 9/1/16 (5)	319,275
	FMG Finance PTY, Ltd., Variable Rate
110	9.621%, 9/1/11 (5)	114,950
	Novelis, Inc., Sr. Notes
70	7.25%, 2/15/15	67,900
		$925,300
Oil and Gas — 1.0%
	Allis-Chalmers Energy, Inc.
$45	8.50%, 3/1/17	$43,762
	Allis-Chalmers Energy, Inc., Sr. Notes
235	9.00%, 1/15/14	237,938
	Cimarex Energy Co., Sr. Notes
65	7.125%, 5/1/17	64,838
	Clayton Williams Energy, Inc., Sr. Notes
85	7.75%, 8/1/13	80,325

	Compton Pet Finance Corp.
$195	7.625%, 12/1/13	$189,150
	Denbury Resources, Inc., Sr. Sub. Notes
30	7.50%, 12/15/15	30,900
	El Paso Corp., Sr. Notes
130	9.625%, 5/15/12	144,425
	Encore Acquisition Co., Sr. Sub. Notes
85	7.25%, 12/1/17	80,963
	Ocean Rig Norway AS, Sr. Notes
120	8.375%, 7/1/13 (5)	123,000
	OPTI Canada, Inc.
50	7.875%, 12/15/14 (5)	50,250
100	8.25%, 12/15/14 (5)	101,250
	Parker Drilling Co., Sr. Notes
85	9.625%, 10/1/13	91,375
	Petrohawk Energy Corp.
435	9.125%, 7/15/13	461,100
	Petroplus Finance, Ltd.
75	7.00%, 5/1/17 (5)	71,625
	Plains Exploration & Production Co.
135	7.00%, 3/15/17	126,900
	Quicksilver Resources, Inc.
115	7.125%, 4/1/16	113,850
	SemGroup L.P., Sr. Notes
290	8.75%, 11/15/15 (5)	284,925
	Sesi, LLC
30	6.875%, 6/1/14	29,250
	Stewart & Stevenson LLC, Sr. Notes
185	10.00%, 7/15/14	188,700
	United Refining Co., Sr. Notes
355	10.50%, 8/15/12	367,425
100	10.50%, 8/15/12 (5)	103,500
	Verasun Energy Corp.
55	9.875%, 12/15/12	55,825
		$3,041,276
Publishing — 0.3%
	CBD Media, Inc., Sr. Sub. Notes
$70	8.625%, 6/1/11	$73,194
	Dex Media West, LLC
112	9.875%, 8/15/13	119,700
	Harland Clarke Holdings
55	9.50%, 5/15/15	49,363
	Idearc, Inc., Sr. Notes
120	8.00%, 11/15/16	120,300
	MediaNews Group, Inc., Sr. Sub. Notes
50	6.875%, 10/1/13	38,250

	Nielsen Finance, LLC
$85	10.00%, 8/1/14	$90,312
	R.H. Donnelley Corp.
80	8.875%, 10/15/17 (5)	81,600
	Reader’s Digest Association, Sr. Sub. Notes
320	9.00%, 2/15/17 (5)	289,600
		$862,319
Radio and Television — 0.2%
	CanWest Media, Inc.
$217	8.00%, 9/15/12	$214,050
	LBI Media, Inc., Sr. Disc. Notes, (0.00% until 2008)
80	11.00%, 10/15/13	73,600
	Rainbow National Services, LLC, Sr. Notes
100	8.75%, 9/1/12 (5)	104,250
	Rainbow National Services, LLC, Sr. Sub. Debs.
230	10.375%, 9/1/14 (5)	253,575
		$645,475
Rail Industries — 0.1%
	American Railcar Industry
$100	7.50%, 3/1/14	$100,000
	Kansas City Southern Mexico, Sr. Notes
135	7.625%, 12/1/13 (5)	132,638
30	7.375%, 6/1/14 (5)	29,400
	Kansas City Southern Railway Co.
50	9.50%, 10/1/08	51,313
		$313,351
Retailers (Except Food and Drug) — 0.8%
	Amscan Holdings, Inc., Sr. Sub. Notes
$170	8.75%, 5/1/14	$158,100
	Bon-Ton Department Stores, Inc.
185	10.25%, 3/15/14	173,900
	GameStop Corp.
680	8.00%, 10/1/12	710,600
	Michaels Stores, Inc., Sr. Notes
130	10.00%, 11/1/14 (5)	133,900
	Michaels Stores, Inc., Sr. Sub. Notes
135	11.375%, 11/1/16 (5)	138,713
	Neiman Marcus Group, Inc.
160	9.00%, 10/15/15	171,200
545	10.375%, 10/15/15	596,775
	Sally Holdings, LLC, Sr. Notes
45	9.25%, 11/15/14	45,675
	Toys “R” Us
115	7.375%, 10/15/18	92,863

	Yankee Acquisition Corp., Series B
$125	8.50%, 2/15/15	$121,875
150	9.75%, 2/15/17	142,500
		$2,486,101
Steel — 0.1%
	RathGibson, Inc.
$240	11.25%, 2/15/14	$246,600
		$246,600
Surface Transport — 0.0%
	CEVA Group, PLC, Sr. Notes
$100	10.00%, 9/1/14 (5)	$100,500
		$100,500
Telecommunications — 0.8%
	Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes
$130	10.125%, 6/15/13	$138,450
	Digicel Group, Ltd., Sr. Notes
240	9.25%, 9/1/12 (5)	247,800
175	8.875%, 1/15/15 (5)	164,938
192	9.125%, 1/15/15 (5)	179,040
	Intelsat Bermuda, Ltd.
175	9.25%, 6/15/16	182,438
	Level 3 Financing, Inc. Sr. Notes
120	9.25%, 11/1/14	118,800
165	8.75%, 2/15/17	160,050
	Qwest Capital Funding, Inc.
55	7.00%, 8/3/09	55,550
25	7.90%, 8/15/10	25,688
	Qwest Communications International, Inc.
450	7.50%, 2/15/14	457,875
	Qwest Communications International, Inc., Sr. Notes
30	7.50%, 11/1/08	30,000
	Qwest Corp., Sr. Notes
145	7.625%, 6/15/15	152,613
	Qwest Corp., Sr. Notes, Variable Rate
475	8.944%, 6/15/13	509,438
	Windstream Corp., Sr. Notes
105	8.125%, 8/1/13	111,038
30	8.625%, 8/1/16	32,138
		$2,565,856

Utilities — 0.4%
	AES Corp., Sr. Notes
$15	8.75%, 5/15/13 (5)	$15,769
	Dynegy Holdings, Inc.
105	8.375%, 5/1/16	106,050
15	7.75%, 6/1/19 (5)	14,419
	Edison Mission Energy
55	7.50%, 6/15/13	56,650
	Edison Mission Energy, Sr. Notes
90	7.00%, 5/15/17 (5)	89,100
	NGC Corp.
205	7.625%, 10/15/26	185,525
	NRG Energy, Inc.
70	7.25%, 2/1/14	70,350
190	7.375%, 1/15/17	190,475
	NRG Energy, Inc., Sr. Notes
65	7.375%, 2/1/16	65,325
	Orion Power Holdings, Inc., Sr. Notes
380	12.00%, 5/1/10	418,000
	Reliant Energy, Inc., Sr. Notes
10	7.625%, 6/15/14	10,125
95	7.875%, 6/15/17	96,069
		$1,317,857
Total Corporate Bonds & Notes (identified cost $40,626,810)		$39,878,897

Common Stocks — 0.1%

Shares	Security	Value
2,992	Environmental Systems Products (3)(6)(7)	$0
10,443	Hayes Lemmerz International (6)	43,443
358	Shreveport Gaming Holdings, Inc. (3)(6)	6,086
5,202	Time Warner Cable, Inc., Class A (6)	170,626
17,663	Trump Entertainment Resorts, Inc. (6)	113,925
Total Common Stocks (identified cost $322,906)		$334,080

Preferred Stocks — 0.0%

Shares	Security	Value
35	Hayes Lemmerz International, Series A (3)(6)(7)	$843
15	Key Plastics, LLC, Series A (3)(6)(7)	0
Total Preferred Stocks (identified cost $16,750)		$843

Warrants — 0.0%

Shares/Rights	Security	Value
210	American Tower Corp., Exp. 8/1/08 (5)(6)	$128,888
Total Warrants (identified cost $14,075)		$128,888

Convertible Bonds — 0.1%

Principal
Amount	Security	Value
$170,000	L-3 Communications Corp. (5)	$197,625
Total Convertible Bonds (identified cost $171,811)		$197,625

Convertible Preferred Stocks — 0.1%

Shares	Security	Value
542	Chesapeake Energy Corp.	$54,606
3,583	Crown Castle International Corp., (PIK)	212,293
Total Convertible Preferred Stocks (identified cost $212,699)		$266,899

Miscellaneous — 0.0%

Shares	Security	Value
261,268	Adelphia Recovery Trust (3)(6)	$20,575
270,000	Adelphia, Inc., Escrow Certificate (6)	44,550
Total Miscellaneous (identified cost $252,930)		$65,125

Closed-End Investment Companies — 1.9%

Shares	Security	Value
4,408	BlackRock Floating Rate Income Strategies Fund II	$74,936
4,936	BlackRock Floating Rate Income Strategies Fund, Inc.	84,257
8,345	BlackRock Global Floating Rate Income Trust Fund	149,626
1,174	First Trust/Four Corners Senior Floating Rate Income Fund	19,136
200,596	First Trust/Four Corners Senior Floating Rate Income Fund II	3,267,709
296,293	ING Prime Rate Trust	2,082,940
1,140	LMP Corporate Loan Fund, Inc.	14,421
3,301	Nuveen Floating Rate Income Fund	41,626
3,401	Nuveen Floating Rate Income Opportunity Fund	42,989
1,375	Nuveen Senior Income Fund	11,041
55	PIMCO Floating Rate Income Fund	1,016

647	PIMCO Floating Rate Strategy Fund	$11,193
117	Pioneer Floating Rate Trust	2,113
1,255	Van Kampen Senior Income Trust	10,002
Total Closed-End Investment Companies (identified cost $5,863,313)		$5,813,005

Short-Term Investments — 0.7%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 5.01% (8)	$2,088	$2,087,790
Total Short-Term Investments (identified cost $2,087,790)		$2,087,790
Total Investments — 175.0% (identified cost $543,893,781)		$530,866,797
Less Unfunded Loan Commitments — (1.5)%		$(4,535,608)
Net Investments — 173.5% (identified cost $539,358,173)		$526,331,189
Other Assets, Less Liabilities — (33.9)%		$(102,973,461)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (39.6)%		$(120,071,959)
Net Assets Applicable to Common Shares — 100.0%		$303,285,769

EUR	—	Euro
GBP	—	British Pound
PIK	—	Payment In-Kind
REIT	—	Real Estate Investment Trust
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		This Senior Loan will settle after September 30, 2007, at which time the interest rate will be determined.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $11,962,560 or 3.9% of the Fund’s net assets.

(6)	Non-income producing security.
(7)	Restricted security.
(8)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2007. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2007 was $68,844.

A summary of financial instruments at September 30, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
10/31/07	British Pound 5,816,458	United States Dollar 11,703,527	$(139,451)
10/01/07	Euro 70,792	United States Dollar 100,779	$103
10/31/07	Euro 23,008,661	United States Dollar 32,509,168	$(236,708)
			$(376,056)

Credit Default Swaps

The Fund has entered into credit default swaps whereby the Fund is buying or selling protection against default exposing the Fund to risks associated with changes in credit spreads of the underlying instruments.

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Unrealized Appreciation
Lehman Brothers, Inc.	Inergy, L.P.	Buy	$1,500	2.20%	3/20/2010	$43,413
						$43,413

At September 30, 2007, the Fund had sufficient cash and/or securities segregated to cover potential obligations arising from these contracts.

The cost and unrealized appreciation (depreciation) of the investments of the Fund at September 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$539,365,106
Gross unrealized appreciation	$1,694,857
Gross unrealized depreciation	(14,728,774)
Net unrealized depreciation	$(13,033,917)

The net unrealized depreciation on foreign currency, swaps and forward foreign currency exchange contracts was $450,940.

Restricted Securities

At September 30, 2007, the Fund owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost	Value
Common Stocks
Environmental Systems Products	10/24/00	2,992	$0	$0
			$0	$0
Preferred Stocks
Hayes Lemmerz International, Series A	6/04/03	35	$1,750	$843
Key Plastics, LLC, Series A	4/26/01	15	15,000	0
			$16,750	$843
Total restricted securities			$16,750	$843

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President
Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President
Date:	November 26, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date:	November 26, 2007